VIA EDGAR and Overnight Mail

May 31, 2011

Mr. Jeffrey Foor
Division of Investment Management
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Variable Separate Account ("Registrant")
         SunAmerica Annuity and Life Assurance Company ("Depositor") Polaris Advantage II Variable Annuity
         Initial Form N-4
         File Nos. 333-______ and 811-03859

Dear Mr. Foor:

         On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is a copy of the Initial N-4 registration statement ("Initial N-4") filed on May 31, 2011. The purpose of this filing is to register a new variable annuity product under the marketing name of Polaris Advantage II.

         Please note that the Registrant has removed all financial statements and references to Independent Auditors from this Initial N-4. Registrant commits to file a pre-effective amendment that will include the Staff's comments as well as the appropriate financial statements and Auditor's consent.

         Registrant would like to begin marketing this contract on October 3, 2011. For that to be feasible, we would need to receive comments from the Staff by September 12, 2011. We would then have sufficient time to work with the Staff on addressing any comments, file a pre-effective amendment reflecting those comments and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff's efforts to accommodate this schedule.

         Should you have any questions or need any additional information, please do not hesitate to contact me at (310) 772-6545.

Very truly yours,

/S/ MANDA GHAFERI

Manda Ghaferi
Assistant General Counsel